Share-Based Payments	12 Months Ended
Dec. 31, 2022
Share-based payments [Abstract]
Share-based payments
23.	Share-based payments

As disclosed in notes 1.j and 2.y, the Group grants a compensation plan based on Betterware’s shares to Executive Chairman of the Board, certain officers and directors. The plans were granted at the Board of Directors’ Meeting on August 15, 2019, and modified July 30, 2020, in which it was established that to obtain the rights to the corresponding shares of Beñtterware, there should be a performance metric based on EBITDA (Earnings before interest, taxes, depreciation and amortization) and their continuance at the Group, which will be delivered based on the particular compensation plans of each individual.

The effects associated with the award of share-based payments were recognized in the consolidated statement of income and other comprehensive income, with the corresponding effect in stockholders’ equity. In May 2021, the conditions of the share-based compensation plan for the Executive Chairman of the Board were met, so in June 2021, the Betterware’s shares equivalent to 2% were delivered to Campalier. The plan as of December 31, 2022 and 2021 only includes certain Directors and key executives.